PREFERRED LIMITED PARTNERS' EQUITY - Narrative (Details) - USD ($) shares in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred limited partners’ equity
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners		$ 32	$ 37	$ 41
Class A Preferred Limited Partnership Units
Disclosure of classes of share capital [line items]
Percent of public float allowable for repurchase	10.00%
Repurchase of shares (in shares)		0	0